Vessel Charters - Minimum Estimated Charter Hire Payments (Details) $ in Thousands	6 Months Ended	28 Months Ended
	Jun. 30, 2018 USD ($) vessel	May 31, 2018	Dec. 31, 2017 USD ($)
Other Commitments [Line Items]
Remainder of 2018	$ 87,756
2019	119,534
2020	118,785
2021	117,830
2022	117,035
Sale Leaseback Transaction, Term Of Contract		10 years
Sale Leaseback Transaction, Net Book Value	$ 127,000
Teekay Tangguh Joint Venture
Other Commitments [Line Items]
Percentage of ownership interest	69.00%
Teekay Tangguh Joint Venture
Other Commitments [Line Items]
Guarantor Obligations, Current Carrying Value	$ 6,800		$ 7,100
Suezmax Tankers [Member]
Other Commitments [Line Items]
Number of capital leased assets | vessel	1
LNG Carriers
Other Commitments [Line Items]
Number of capital leased assets | vessel	7
Number of vessels with secured financing | vessel	1
Capital Lease Obligations	$ 58,000